Schedule of other income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income
Interest income	$ 18,308	$ 4
Gain from disposal of motor vehicle		26,586
Government grants	42,819	76,588
Grant from AEPW1	72,000	116,000
Warehousing and logistic services	36,357	175,650
Others	335	1,545
Other income	$ 169,819	$ 396,373